Shareholders' equity - Approval of profit allocations (Details) - BRL (R$) R$ in Thousands			12 Months Ended
	Apr. 28, 2023	Apr. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit for the year controlling				R$ 161,493	R$ 131,116	R$ 61,699
Legal reserve				31,154
Net income allocated to the unrealized profit reserve				(38,355)	(31,154)
Legal reserve
Legal reserve			R$ 38,355
Legal reserve
Legal reserve				8,075	6,556	R$ 2,356
Legal reserve | Legal reserve
Net income allocated to the unrealized profit reserve	R$ 115,063
Unrealized Profits Reserve
Profit for the year controlling		R$ 93,406
Legal reserve				(38,355)	(31,154)
Net income allocated to the unrealized profit reserve				115,063	93,406
Distribution of income for the year				R$ (8,075)	R$ (6,556)